Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives - Restructuring Accruals (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Restructuring Reserve [Roll Forward]
Beginning balance		$ 1,105	[1]	$ 1,583
Provision/(Credit)	[2]	782		30		$ 1,055
Utilization and other	[3]	(636)		(508)
Ending balance		1,252	[4]	1,105	[1]	1,583
Employee Termination Costs [Member]
Restructuring Reserve [Roll Forward]
Beginning balance		1,039	[1]	1,547
Provision/(Credit)		459		(181)
Utilization and other	[3]	(295)		(326)
Ending balance		1,203	[4]	1,039	[1]	1,547
Asset Impairment Charges [Member]
Restructuring Reserve [Roll Forward]
Beginning balance		0	[1]	0
Provision/(Credit)		290		190
Utilization and other	[3]	(290)		(190)
Ending balance		0	[4]	0	[1]	0
Exit Costs [Member]
Restructuring Reserve [Roll Forward]
Beginning balance		66	[1]	36
Provision/(Credit)		33		21
Utilization and other	[3]	(51)		9
Ending balance		$ 49	[4]	$ 66	[1]	$ 36

[1]	Included in Other current liabilities ($643 million) and Other noncurrent liabilities ($462 million).
[2]	In 2018, restructuring charges were primarily related to employee termination costs and asset write downs. The employee termination costs are associated with our improvements to operational effectiveness as part of the realignment of our organizational structure effective at the beginning of 2019. In 2017, restructuring charges are primarily associated with our acquisitions of Hospira and Medivation, partially offset by credits associated with cost-reduction and productivity initiatives not associated with acquisitions that mostly related to the reversal of previously recorded accruals for employee termination costs resulting from revisions of our severance benefit estimates. In 2016, restructuring charges are largely associated with cost-reduction and productivity initiatives not associated with acquisitions, as well as our acquisitions of Hospira and Medivation. Employee termination costs are generally recorded when the actions are probable and estimable and include accrued severance benefits, pension and postretirement benefits, many of which may be paid out during periods after termination.The restructuring activities in 2018 are associated with the following:•IH ($176 million charge); EH ($31 million charge); WRD/GPD ($135 million charge); manufacturing operations ($403 million charge); and Corporate ($38 million charge).The restructuring activities in 2017 are associated with the following:•IH ($83 million credit); EH ($6 million credit); WRD/GPD ($19 million charge); manufacturing operations ($89 million charge); and Corporate ($12 million charge), The restructuring activities in 2016 are associated with the following:•IH ($255 million charge); EH ($155 million charge); WRD/GPD ($145 million charge); manufacturing operations ($328 million charge); and Corporate ($172 million charge).
[3]	Includes adjustments for foreign currency translation.
[4]	Included in Other current liabilities ($823 million) and Other noncurrent liabilities ($428 million).